Income (loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024		FOR THE SIX MONTHS ENDED JUNE 30, 2025
Weighted average number of outstanding shares	62,919,401	63,440,023	62,918,529	—	63,409,688
Net loss for the period	(38,771)	(48,414)	(81,638)	—	(100,784)
Basic and diluted loss per share (€/share)	(0.62)	(0.76)	(1.30)		(1.59)